Capital Stock (Detail Textuals 3) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capital Stock [Abstract]
Anti-dilutive stock option excluded from calculation of diluted earnings per share before discontinued operations as exercise price exceeded the share price on TSX Venture Exchange	622,375	900	14,573
Anti-dilutive warrants excluded from calculation of diluted earnings per share before discontinued operations as exercise price exceeded the share price on TSX Venture Exchange	900,000